Risks Arising from Financial Instruments - Summary of Allowance for Impairment (Detail) - Impairment losses [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of impairment loss and reversal of impairment loss [line items]
Beginning balance	$ (402)	$ (376)	$ (283)
Impairment losses	(38)	(37)	(99)
Derecognition	24	30	49
Currency translation and other	1	(19)	(46)
Ending balance	$ (416)	$ (402)	$ (376)